Consolidated Statements of Comprehensive Income (Loss) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Statement of Comprehensive Income [Abstract]
Net income	$ 21,085		$ 17,260		$ 10,894
Other comprehensive income (loss), net of tax:
Net unrealized holding gains (losses) arising during the period (tax effects 2014: $6,774; 2013: ($12,750); 2012: $1,758)	12,579		(23,988)		3,413
Reclassification adjustment for net realized (gains) losses on securities recorded in income [1] (tax effects 2014: $33; 2013: $125; 2012: ($220))	61	[1]	233	[1]	(409)	[1]
Reclassification for OTTI credit losses recorded in income (tax effects 2012: $227)	0		0		422
Other comprehensive income (loss)	12,640		(23,755)		3,426
Total comprehensive income (loss)	$ 33,725		$ (6,495)		$ 14,320

[1]	[1] Amounts are included in net gains on sales/calls of securities on the Consolidated Statements of Income in total noninterest income.